Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination
Business combination

6. Business Combination

(a) Deconsolidation of Leya

In March 2023, the Group disposed its equity interests of 63.37% in Shanghai Leya Health Technology Co., Ltd (“Leya”) with a total cash consideration of RMB5,700 to one existing shareholder of Leya. As a result, Leya was deconsolidated and a gain of RMB5,497 was recognized in investment income, net in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2023.